Prepaid Expenses and Other Assets, Net (Details)			1 Months Ended				12 Months Ended			13 Months Ended
		Sep. 30, 2023 USD ($)	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2023 CNY (¥)
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount			$ 28,600	$ 71,499						$ 71,499
Short term maturity			1 year	1 year
Annual interest rate			3.45%	3.45%						3.45%
Credit losses for the receivables								$ 826,946
Total consideration value								1,559,685
Gain (Loss) on Investments								(81,618)	$ 75,542
Case acceptance fee							3,700,000
Lawsuit claim receivable							1,430,000,000				¥ 10,000,000,000
Wrote off the receivables									$ 22,342
Tackle Finance Limited [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Borrowing maturity term										2 years
Related Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount					$ 786,490
Short term maturity					1 year
Annual interest rate					6.80%
Lucky Panda Pte. Ltd [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Prepayment for services						$ 3,000,000
Prepayment for joint developing & creating AI content platform						$ 1,800,000
Settlement into promotional service expenses								170,000
Credit losses for remaining prepayment							2,220,000
Tackle Finance Limited [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Short term maturity						1 year
Annual interest rate						5.00%
Wrote off the receivables								3,000,000
Interest receivable								253,301
Tackle Finance Limited [Member] | Related Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount						$ 3,000,000
Zhizhen Guorui [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Total consideration value	[1]							$ 1,559,685
Zhizhen Guorui [Member] | Third Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Percentage of disposal		11.00%										11.00%
Total consideration value		$ 786,490										¥ 5,500,000
Gain (Loss) on Investments		$ 43,640

[1]	In February 2022, the Group entered into agreements with third parties to establish Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. (“Zhizhen Guorui”) with a total consideration of $2.9 million. According to the investment agreement, Zhizhen Guorui’s board of directors consists of 5 directors, two of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured under equity method since the Group had the ability to exercise significant influence over Zhizhen Guorui. In September 2023, the Group entered into an agreement with a third party to transfer 11% of the shares of Zhizhen Guorui held by the Group for a total consideration of RMB5,500,000 (equivalent to $753,497) and recognized a gain on disposal of $44,297. Due to the unchanged structure of the board of directors, the Group still had the ability to exercise significant influence over Zhizhen Guorui.